Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before income taxes	$ (40,233)	$ (41,469)	$ (162,186)
Statutory rate	26.50%	26.50%	26.50%
Tax recovery at statutory rate	$ (10,662)	$ (10,989)	$ (42,979)
Mexican mining royalty	852	1,435	29
Impact of foreign tax rates	9	674	1,415
Non-deductible expenses	2,351	4,351	4,329
Losses not recognized	5,390	8,247	35,596
Income tax recovery	$ (2,060)	$ 3,718	$ (1,610)